Shareholder Fees (Vanguard Strategic Small-Cap Equity Fund Participant)	Vanguard Strategic Small-Cap Equity Fund Vanguard Strategic Small-Cap Equity Fund - Investor Shares 10/1/2013 - 9/30/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none